FINANCIAL RISK MANAGEMENT (Liquidity risk) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings less cash and cash equivalents and other current and non-current investments	$ 2,748.3
Liquidity risk | Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	2,491.0
Liquidity risk | 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	490.0
Liquidity risk | 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	477.0
Liquidity risk | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	445.0
Liquidity risk | Later than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	478.0
Liquidity risk | Borrowings | Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
USD million	1,506.0
Liquidity risk | Borrowings | 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
USD million	423.0
Liquidity risk | Borrowings | 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
USD million	430.0
Liquidity risk | Borrowings | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
USD million	411.0
Liquidity risk | Borrowings | Later than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
USD million	452.0
Liquidity risk | Interests to be accrued | Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	76.0
Liquidity risk | Interests to be accrued | 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	45.0
Liquidity risk | Interests to be accrued | 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	32.0
Liquidity risk | Interests to be accrued | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	20.0
Liquidity risk | Interests to be accrued | Later than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Interest to be accrued	10.0
Liquidity risk | Trade payables and other liabilities | Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	909.0
Liquidity risk | Trade payables and other liabilities | 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	22.0
Liquidity risk | Trade payables and other liabilities | 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	15.0
Liquidity risk | Trade payables and other liabilities | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	14.0
Liquidity risk | Trade payables and other liabilities | Later than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables and other liabilities	$ 16.0